Document and Entity Information	Sep. 09, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Registrant Name	OCEANFIRST FINANCIAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11713
Entity Tax Identification Number	22-3412577
Entity Address, Address Line One	110 West Front Street
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	732
Local Phone Number	240-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	OCFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001004702
Amendment Flag	false